Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Charges (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employee termination costs [Member]	Dec. 31, 2011 Asset impairments [Member]	Dec. 31, 2011 Other restructuring charges [Member]	Dec. 31, 2011 Restructuring Accrual [Member]
Restructuring Cost and Reserve [Line Items]
Other current liabilities	$ 15,237	$ 14,256				$ 1,600
Other noncurrent liabilities	$ 6,199	$ 5,601				$ 928
Restructuring and Related Activities, Initiation Date			Jan. 01, 2005	Jan. 01, 2005	Jan. 01, 2005
Restructuring and Related Activities, Current Date			Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011